Property and Equipment: Schedule of Property and Equipment (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Less: Accumulated Depreciation	$ (70,633)	$ (65,857)	$ (64,938)
Property and Equipment, net	33,317	3,068	3,987
Equipment
Property, Plant and Equipment, Gross	14,825	14,825	14,825
Automobile
Property, Plant and Equipment, Gross	$ 89,125	$ 54,100	$ 54,100